Notes to the Assets of the Balance Sheet - Summary of Investment at fair value change (Detail)	12 Months Ended
Dec. 31, 2019 EUR (€)
Adivo GmbH [Member]
Disclosure of Investment At FairValue Change In Through Other Comprehensive Income [Line Items]
Proportion of ownership in equity interest	19.90%
Equity method investment accounted in domestic currency	€ 120,581
Foreign exchange gain (loss)	€ (276,947)
Vivoryon Therapeutics AG [Member]
Disclosure of Investment At FairValue Change In Through Other Comprehensive Income [Line Items]
Proportion of ownership in equity interest	13.40%
Equity method investment accounted in domestic currency	€ 1,542,624
Foreign exchange gain (loss)	€ (7,703,473)